Capital Disclosures (Details)	12 Months Ended
Dec. 31, 2024
Capital Disclosures [Abstract]
Percentage of credit facility amount	35.00%
Leverage ratio, description	the first lien net leverage ratio was 4.65:1.00, which was less than the maximum test ratio of 5.75:1.00.